UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     November 10, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $37,709 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409     3849   212190 SH       SOLE                   212190        0        0
BAKER MICHAEL CORP             COM              057149106     2122    58400 SH       SOLE                    58400        0        0
BANK MUTUAL CORP NEW           COM              063750103      153    17290 SH       SOLE                    17290        0        0
BROOKLINE BANCORP INC DEL      COM              11373m107      155    15920 SH       SOLE                    15920        0        0
CAPITALSOURCE INC              COM              14055x102     2113   486880 SH       SOLE                   486880        0        0
CONNS INC                      COM              208242107     1447   128160 SH       SOLE                   128160        0        0
DANVERS BANCORP INC            COM              236442109      173    12710 SH       SOLE                    12710        0        0
FIRST HORIZON NATL CORP        COM              320517105      167    12610 SH       SOLE                    12610        0        0
FIRST NIAGARA FINL GP INC      COM              33582v108      157    12750 SH       SOLE                    12750        0        0
FNB CORP PA                    COM              302520101      166    23320 SH       SOLE                    23320        0        0
FRANKLIN STREET PPTYS CORP     COM              35471r106      144    11030 SH       SOLE                    11030        0        0
GOOGLE INC                     CL A             38259p508     3343     6742 SH       SOLE                     6742        0        0
HANESBRANDS INC                COM              410345102     1444    67460 SH       SOLE                    67460        0        0
HUNTINGTON BANCSHARES INC      COM              446150104      179    37910 SH       SOLE                    37910        0        0
INVESTORS REAL ESTATE TR       SH BEN INT       461730103      162    17960 SH       SOLE                    17960        0        0
ISHARES INC                    MSCI BRAZIL      464286400     1188    17570 SH       SOLE                    17570        0        0
MARKET VECTORS ETF TR          BRAZL SMCP ETF   57060u613      767    19110 SH       SOLE                    19110        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      183    30000 SH       SOLE                    30000        0        0
NEWALLIANCE BANCSHARES INC     COM              650203102      130    12190 SH       SOLE                    12190        0        0
NOVELL INC                     COM              670006105     4552  1009380 SH       SOLE                  1009380        0        0
O REILLY AUTOMOTIVE INC        COM              686091109     4070   112604 SH       SOLE                   112604        0        0
OLD NATL BANCORP IND           COM              680033107      176    15730 SH       SOLE                    15730        0        0
PROVIDENT FINL SVCS INC        COM              74386t105      148    14390 SH       SOLE                    14390        0        0
PROVIDENT NEW YORK BANCORP     COM              744028101      169    17690 SH       SOLE                    17690        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202      162    18190 SH       SOLE                    18190        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105     7496   803459 SH       SOLE                   803459        0        0
TERREMARK WORLDWIDE INC        COM NEW          881448203     2242   360451 SH       SOLE                   360451        0        0
TFS FINL CORP                  COM              87240r107      166    13950 SH       SOLE                    13950        0        0
TRUSTCO BK CORP N Y            COM              898349105      169    27030 SH       SOLE                    27030        0        0
URSTADT BIDDLE PPTYS INS       CL A             917286205      148    10160 SH       SOLE                    10160        0        0
VALLEY NATL BANCORP            COM              919794107      169    13750 SH       SOLE                    13750        0        0